October 1, 2014

Supplement to Current Statutory Prospectus

The following supplements the information in “Shareholder Guide—Services for Fund Investors” in the statutory prospectuses for the funds listed below:

Conversion Feature

Shares of one class of the fund may be converted into shares of another class of the fund, provided you meet the eligibility requirements for investing in the new share class.  The conversion feature is not available for shares (a) purchased within 60 days of the date of conversion if a redemption fee would be applicable to the sale of such shares within the same 60-day period or (b) if a CDSC would be applicable to the sale of such shares.  The fund reserves the right to refuse any conversion request.

Dreyfus Active MidCap Fund	Dreyfus Natural Resources Fund
Dreyfus Alternative Diversifier Strategies Fund	Dreyfus New Jersey Municipal Bond Fund, Inc.
Dreyfus AMT-Free Municipal Bond Fund	Dreyfus New York AMT-Free Municipal Bond Fund
Dreyfus Appreciation Fund, Inc.	Dreyfus Opportunistic Emerging Markets Debt Fund
Dreyfus Balanced Opportunity Fund	Dreyfus Opportunistic Fixed Income Fund
Dreyfus California AMT-Free Municipal Bond Fund	Dreyfus Opportunistic Midcap Value Fund
Dreyfus Connecticut Fund	Dreyfus Opportunistic U.S. Stock Fund
Dreyfus Core Equity Fund	Dreyfus Pennsylvania Fund
Dreyfus Diversified Emerging Markets Fund	Dreyfus Research Growth Fund, Inc.
Dreyfus Diversified International Fund	Dreyfus Research Long/Short Equity Fund
Dreyfus Emerging Asia Fund	Dreyfus Select Managers Long/Short Fund
Dreyfus Emerging Markets Debt Local Currency Fund	Dreyfus Select Managers Small Cap Growth Fund
Dreyfus Emerging Markets Fund	Dreyfus Select Managers Small Cap Value Fund
Dreyfus Equity Income Fund	Dreyfus Short-Intermediate Municipal Bond Fund
Dreyfus Floating Rate Income Fund	Dreyfus Small Cap Equity Fund
Dreyfus Global Dynamic Bond Fund	Dreyfus Strategic Value Fund
Dreyfus Global Emerging Markets Fund	Dreyfus Structured Midcap Fund
Dreyfus Global Equity Income Fund	Dreyfus Tax Managed Growth Fund
Dreyfus Global Real Estate Securities Fund	Dreyfus Tax Sensitive Total Return Bond Fund
Dreyfus Global Real Return Fund	Dreyfus Technology Growth Fund
Dreyfus GNMA Fund	Dreyfus TOBAM Emerging Markets Fund
Dreyfus Greater China Fund	Dreyfus Total Emerging Markets Fund
Dreyfus High Yield Fund	Dreyfus U.S. Equity Fund
Dreyfus High Yield Municipal Bond Fund	Dreyfus Worldwide Growth Fund
Dreyfus Inflation Adjusted Securities Fund	Dreyfus Yield Enhancement Strategy Fund
Dreyfus Intermediate Term Income Fund	Dreyfus/Newton International Equity Fund
Dreyfus International Bond Fund	Dreyfus/Standish Global Fixed Income Fund
Dreyfus International Equity Fund	Dreyfus/The Boston Company Small Cap Growth Fund
Dreyfus International Value Fund	Dreyfus/The Boston Company Small Cap Value Fund
Dreyfus Large Cap Equity Fund	Dreyfus/The Boston Company Small/Mid Cap Growth Fund
Dreyfus Large Cap Growth Fund	Dynamic Total Return Fund
Dreyfus Massachusetts Fund	Global Stock Fund
Dreyfus Mid-Cap Growth Fund	International Stock Fund
Dreyfus Municipal Bond Opportunity Fund	The Dreyfus Third Century Fund, Inc.